Cash Equivalents and Short Term Investments (Tables)	12 Months Ended
Dec. 31, 2017
Cash Equivalents And Short Term Investments [Abstract]
Schedule of short-term investments

	Face Value $	Original Cost $	Accrued Interest $	Carrying Value $	Fair Value $	Effective Interest Rate %
December 31, 2017
Short-term investments	—	—	—	—	—	—%
December 31, 2016
Short-term investments	2,088,800	2,088,800	—	2,088,800	2,088,800	1.41%